Net Pension Cost of Defined Benefit Plans (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 37	¥ 3,104	¥ 3,255	¥ 3,049
Interest cost	16	1,355	1,265	1,327
Expected return on plan assets	(24)	(2,025)	(1,747)	(2,033)
Amortization of transition obligation	0	(4)	(3)	(3)
Amortization of net actuarial loss	12	1,036	2,098	724
Amortization of prior service credit	(14)	(1,193)	(1,209)	(1,208)
Plan curtailments and settlements	0	0	3	0
Net periodic pension cost	$ 27	¥ 2,273	¥ 3,662	¥ 1,856